Income taxes - Summary of income tax reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Income/loss (-) before tax	€ 5,625	€ (70,849)	€ (119,402)
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	1,406	(17,712)	(29,850)
Tax expenses in statement of operations (effective)	9,613	572	1,389
Difference in tax expense/income to explain	8,207	18,284	31,239
Effect of tax rates in other jurisdictions	(94)	(337)	(588)
Effect of non-taxable revenues	(6,752)	(5,828)	(2,320)
Effect of share based payment expenses without tax impact	9,157	15,501	13,033
Effect of expenses/income (-) not subject to tax	(5)	(146)	(907)
Effect of non tax-deductible expenses	1,549	2,975	3,688
Effect of recognition of previously non-recognized deferred tax assets	(81)	(1,677)	(1,411)
Effect of tax losses (utilized) reversed	(267)
Effect of under or over provision in prior periods	(722)	1,101	(828)
Effect of non-recognition of deferred tax assets	34,339	4,819	20,949
Effect of derecognition of previously recognized deferred tax assets	1,062	1,877	135
Effect of use of investment deduction			(512)
Effect of use of IID	(29,979)
Total explanations	€ 8,207	€ 18,284	€ 31,239